4. Intangible Assets (Tables) - Quarterly	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
Intangible Assets
	2014	2013
Patents	$45,650	$36,950
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(12,907)	(12,253)
Patents - net	$32,743	$24,697

Amortization of Intangible Assets
Year Ending December 31
2014	$2,457
2015	2,457
2016	2,457
2017	2,457
2018	2,457
2019 and Thereafter	12,411
$24,697

Year Ending December 31
2014 (9 months)	2,287
2015	3,037
2016	3,039
2017	3,037
2018	3,037
2019 and Thereafter	18,305
$ 32,743